Long-term debt	6 Months Ended
Jun. 30, 2015
Long-term debt
18 Long-term debt
Long-term debt
end of	2Q15	1Q15	4Q14	2Q14
Long-term debt (CHF million)
Senior	146,846	137,867	139,267	108,419
Subordinated	23,837	24,836	25,179	23,551
Non-recourse liabilities from consolidated VIEs	11,972	12,975	13,452	11,857
Long-term debt	182,655	175,678	177,898	143,827
of which reported at fair value	76,517	78,390	81,166	70,217
of which structured notes	50,602	50,929	50,469	41,739
Structured notes by product
end of	2Q15	1Q15	4Q14	2Q14
Structured notes (CHF million)
Equity	34,150	35,041	35,309	29,855
Fixed income	8,958	8,605	8,321	6,080
Credit	4,965	4,897	5,244	4,778
Other	2,529	2,386	1,595	1,026
Total structured notes	50,602	50,929	50,469	41,739